Financial Assets at Amortized Cost (Details) - Schedule of Profit or Loss in Relation to Financial Assets at Amortized Cost - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Profit or Loss In Relation to Financial Assets at Amortized Cost [Abstract]
Interest income	$ 392,456	$ 162,919